Other income (expenses) (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Income Expenses [Abstract]
Schedule of other income (expenses)
	2018	2017
	$	$

Gain on sale of supplies and fixed assets	85	58
Interest income	36	36
Allowance for inventory obsolescence	(1,739)	-
Miscellaneous income (expenses)	330	724
	(1,288)	818